Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

September 28, 2017

Securities Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the “Fund”)

Registration Statement on Form N-2 (File Numbers 333-           ; 811-21519)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the Fund is a registration statement on Form N-2 (the “Shelf Registration Statement”) relating to the proposed offering by the Fund of additional common shares of beneficial interest, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund is a closed-end management investment company that has previously made offerings of Common Shares.   The registration fee for purposes of this initial filing of $2.81 has been wired through the LOCKBOX system to the Securities and Exchange Commission (the “Commission”) account at Mellon Bank.  The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Fund and the underwriter for the Common Shares expect to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Shelf Registration Statement.

We request that the Staff review the Shelf Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience.  At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.  If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-7831 or fax (617) 672-1831.

Very truly yours,

/s/ Kimberly Roessiger

Kimberly Roessiger, Esq.

Assistant Vice President